Consolidated Statements Of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue
Services	$ 3,354.6	$ 3,457.4	$ 3,824.9
Technology	499.2	562.2	560.8
Revenues, total	3,853.8	4,019.6	4,385.7
Costs and expenses
Services	2,672.8	2,731.8	3,026.1
Technology	194.0	216.1	246.6
Cost of revenue, total	2,866.8	2,947.9	3,272.7
Selling, general and administrative expenses	586.3	617.1	681.1
Research and development expenses	76.1	78.9	101.9
Costs and expenses, total	3,529.2	3,643.9	4,055.7
Operating profit	324.6	375.7	330.0
Interest expense	63.1	101.8	95.2
Other income (expense), net	(55.5)	(51.0)	(16.6)
Income from continuing operations before income taxes	206.0	222.9	218.2
Provision for income taxes	64.8	58.8	42.3
Consolidated net income before discontinued operations	141.2	164.1	175.9
Income from discontinued operations, net of tax		77.2	17.1
Net income	141.2	241.3	193.0
Less: Net income attributable to noncontrolling interests	7.2	5.2	3.7
Less: Preferred stock dividends	13.5
Net income attributable to Unisys Corporation common shareholders	120.5	236.1	189.3
Amounts attributable to Unisys Corporation common shareholders
Income from continuing operations, net of tax	120.5	158.9	172.2
Income from discontinued operations, net of tax		$ 77.2	$ 17.1
Basic
Continuing operations	$ 2.79	$ 3.74	$ 4.38
Discontinued operations		$ 1.81	$ 0.44
Total	$ 2.79	$ 5.55	$ 4.82
Diluted
Continuing operations	$ 2.71	$ 3.67	$ 4.32
Discontinued operations		$ 1.78	$ 0.43
Total	$ 2.71	$ 5.45	$ 4.75